Document and Entity Information	Sep. 30, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000889123
Document Type	8-K
Document Period End Date	Sep. 30, 2025
Entity Registrant Name	REDWOOD MORTGAGE INVESTORS VIII
Entity Incorporation State Country Code	CA
Entity File Number	000-27816
Entity Tax Identification Number	94-3158788
Entity Address, Address Line One	155 Bovet Road
Entity Address, Address Line Two	Suite 302
Entity Address, City or Town	San Mateo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94402
City Area Code	(650)
Local Phone Number	365-5341
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false